Acquisitions (Details Narrative) - USD ($)									3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 15, 2021	Jun. 04, 2021	Jun. 04, 2021	Mar. 09, 2020	Mar. 09, 2020	Feb. 19, 2020	Aug. 07, 2019	Jun. 11, 2019	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 10, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Payments to acquire businesses, gross										$ 7,356,949	$ 315,289	$ 315,289	$ 16,331,026
Transaction costs related to acquisition	$ 35,000
Developed technology useful life										3 years
Debt instrument interest rate												12.00%	12.00%		12.00%
Useful life for intangible assets													8 years 7 months 6 days
12.0% Senior Secured Note [Member]
Business Acquisition [Line Items]
Deposit into escrow														$ 16,500,000
Debt instrument interest rate														12.00%
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Developed technology useful life										3 years		3 years
Useful life for intangible assets													3 years
Trade Names [Member]
Business Acquisition [Line Items]
Developed technology useful life												16 years 7 months 17 days
Useful life for intangible assets													20 years
Subscriber Relationships [Member]
Business Acquisition [Line Items]
Developed technology useful life												5 years 1 month 6 days
Useful life for intangible assets													8 years 4 months 24 days
Advertising Relationships [Member]
Business Acquisition [Line Items]
Useful life for intangible assets													9 years 4 months 24 days
Database Rights [Member]
Business Acquisition [Line Items]
Developed technology useful life												3 years
Useful life for intangible assets													15 years
Customer-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Developed technology useful life												5 years
Fulltime Fantasy Sports L L C [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross	335,000
Asset Acquisition, Consideration Transferred, Transaction Cost	$ 35,000
Number of restricted common stock issued	250,000
Total cash consideration	$ 1,256,887
Fulltime Fantasy Sports L L C [Member] | December Thirty One Two Thousand Twenty One [Member]
Business Acquisition [Line Items]
Number of restricted common stock issued	250,000
Asset Acquisition, Consideration Transferred, Contingent Consideration	$ 225,000
Fulltime Fantasy Sports L L C [Member] | June Thirty Two Thousand Twenty Two [Member]
Business Acquisition [Line Items]
Number of restricted common stock issued	250,000
Asset Acquisition, Consideration Transferred, Contingent Consideration	$ 225,000
Fulltime Fantasy Sports L L C [Member] | Maximum [Member]
Business Acquisition [Line Items]
Number of restricted common stock issued	750,000
College Spun Media Incorporated [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross			$ 10,829,893
Total cash consideration		$ 11,000,000.0	11,735,002
Cash acquired from acquisition			$ 11,829,893
Stock issued during period, shares, restricted stock award, gross		4,285,714	4,285,714
Restructuring and related cost, incurred cost			$ 128,076
College Spun Media Incorporated [Member] | Closing [Member]
Business Acquisition [Line Items]
Cash payment			$ 10,829,893
College Spun Media Incorporated [Member] | First Anniversary Date [Member]
Business Acquisition [Line Items]
Number of restricted common stock issued			500,000
College Spun Media Incorporated [Member] | Second Anniversary Date [Member]
Business Acquisition [Line Items]
Number of restricted common stock issued			500,000
College Spun Media Incorporated [Member] | Working Capital Adjustment [Member] | Closing [Member]
Business Acquisition [Line Items]
Cash payment			$ 829,893
Petametrics Inc [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross				$ 315,289
Total cash consideration				$ 815,289
Cash payment						$ 184,087
Stock Issued During Period, Shares, New Issues									256,661
Shares, Issued									55,839
Petametrics Inc [Member] | Closing [Member]
Business Acquisition [Line Items]
Cash payment					$ 131,202
Petametrics Inc [Member] | First Anniversary Date [Member]
Business Acquisition [Line Items]
Number of restricted common stock issued					312,500
Petametrics Inc [Member] | Second Anniversary Date [Member]
Business Acquisition [Line Items]
Number of restricted common stock issued					312,500
TST Acquisition Co, Inc [Member]
Business Acquisition [Line Items]
Transaction costs related to acquisition								$ 199,630
TST Acquisition Co, Inc [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross								$ 16,500,000
Total cash consideration							$ 16,500,000
Deposit into escrow														$ 16,500,000
TST Acquisition Co, Inc [Member] | Merger Agreement [Member] | 12.0% Senior Secured Note [Member]
Business Acquisition [Line Items]
Debt instrument interest rate								12.00%
Authentic Brand Group SI LLC [Member] | The Street And The Sports Illustrated Licensing Agreement [Member]
Business Acquisition [Line Items]
Transaction costs related to acquisition													$ 331,026
Licensing agreement term description													The Company has the option, subject to certain conditions, to renew the term of the Sports Illustrated Licensing Agreement for nine consecutive renewal terms of 10 years each (collectively with the initial term, the “Term”), for a total of 100 years.
Prepaid royalties													$ 45,000,000